                         [METROPOLITAN WEST LOGO BLACK]
                          [METROPOLITAN WEST LOGO RED]

                            METROPOLITAN WEST FUNDS

                             TOTAL RETURN BOND FUND

                             LOW DURATION BOND FUND

                                 ANNUAL REPORT
                                   [DINGBAT]

                                 March 31, 1998

                                                                     May 6, 1998

                            METROPOLITAN WEST FUNDS

Dear Shareholder:

We are pleased to enclose the annual report for the Metropolitan West Low Duration and Total Return Bond Funds for the year ended March 31, 1998.

From the inception of the Funds on March 31, 1997, i.e. 6 days after the Federal Reserve raised short term interest rates, through March 31, 1998 the interest rate environment has been favorable to bond investors. Yields on two-year Treasury securities have fallen from 6.41% on March 31, 1997 to 5.56% on March 31, 1998. Ten-year Treasury yields have fallen from 6.91% to 5.65% over the same period. This downward movement of 85 and 126 basis points, respectively, has had a positive impact on the Net Asset Values (NAV) of our Funds. From their inception NAV of $10.00, the Low Duration Bond Fund Net Asset Value closed at $10.18 and the Total Return Bond Fund Net Asset Value closed at $10.49.

In addition, performance versus our benchmark indices continued strong. Net of fees, the Low Duration Bond Fund produced a return of 8.71% for the 12 month period versus the Merrill Lynch 1-3 Year U.S. Treasury Index* return of 7.51% over the same period. The Total Return Bond Fund returned 13.71% while the Lehman Aggregate Index* performance for the same period was 12.00%. Returns continued to be a result of the Funds' philosophy of utilizing a mix of five distinct strategies, each applied in a measured way. By diversifying the sources of value added in the portfolios, management hopes to produce a consistent level of outperformance relative to the Funds' performance benchmarks.

We welcome all of our new shareholders to the Funds and appreciate your support and confidence in our style of fixed income management. The portfolio managers of Metropolitan West Asset Management, LLC, (the Adviser to the Funds) led by Tad Rivelle, Laird Landmann, and Stephen Kane are committed to enhancing shareholder value on behalf of the Funds' investors.

Our portfolio managers welcome and encourage frequent communications with our shareholders. On behalf of everyone involved in the formation of the Metropolitan West Funds, we want to thank you for your support and confidence in the organization and look forward to communicating with you in the future. As always, please feel free to contact us directly at 310-446-7727 if you have any comments, questions or suggestions.

Sincerely,

[/s/ Scott Dubchansky]
President

Past performance is not indicative of future results. Share prices and returns will fluctuate and when redeemed, shares may be worth more or less than their original investment. Please read the prospectus carefully before you invest. U.S. Treasury bonds unlike mutual funds are insured direct obligations of the U.S. Government that offer a fixed rate of return.
*unmanaged indices

    The Metropolitan West Funds are distributed by FPS Broker Services, Inc.
            To be preceded or accompanied by a prospectus. DFU 5/98

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Total Return Bond Fund with the performance of the Lehman Aggregate Index. The average annual total return for the Metropolitan West Total Return Bond Fund was 13.71%. The graph assumes that distributions were reinvested.

                    METROPOLITAN WEST TOTAL RETURN BOND FUND
                            TOTAL RETURN PERFORMANCE

       Measurement Period                              Lehman Aggregate
      (Fiscal Year Covered)        Total Return Bond         Index
Mar-97                                   10000               10000
Apr-97                                   10128               10150
May-97                                   10249               10246
Jun-97                                   10391               10368
Jul-97                                   10697               10648
Aug-97                                   10637               10558
Sep-97                                   10776               10714
Oct-97                                   10940               10869
Nov-97                                   11052               10919
Dec-97                                   11187               11030
Jan-98                                   11323               11171
Feb-98                                   11314               11162
Mar-98                                   11371               11200

Past performance does not guarantee future results.

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Low Duration Bond Fund with the performance of the Merrill Lynch 1-3 Year U.S. Treasury Index. The average annual total return for the Metropolitan West Low Duration Fund was 8.71%. The graph assumes that distributions were reinvested.

                    METROPOLITAN WEST LOW DURATION BOND FUND
                            TOTAL RETURN PERFORMANCE

                                                       Merrill Lynch 1-3
       Measurement Period            Low Duration      yr. U.S. Treasury
      (Fiscal Year Covered)              Bond                Index
Mar-97                                   10000               10000
Apr-97                                   10087               10082
May-97                                   10168               10151
Jun-97                                   10243               10221
Jul-97                                   10358               10333
Aug-97                                   10397               10342
Sep-97                                   10488               10421
Oct-97                                   10536               10498
Nov-97                                   10597               10524
Dec-97                                   10683               10596
Jan-98                                   10786               10699
Feb-98                                   10813               10708
Mar-98                                   10871               10751

Past performance does not guarantee future results.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998

                      PRINCIPAL
                     AMOUNT ($)                 ISSUES                   VALUE
---------------------------------------------------------------------------------
BONDS--89.03%
CORPORATES--36.84%
Banks--17.42%        $   250,000   Capital One Bank, 8.13%, 03/01/00  $   257,798
                         200,000   Capital One Bank, 7.35%, 06/20/00      203,874
                         500,000   Den norske Bank ASA (FRN), 5.94%,
                                   11/29/49(2)                            417,625
                         250,000   MBNA Corp. (FRN) (MTN), 6.18%,
                                   02/06/01                               249,913
                         500,000   MBNA Corp. (FRN) (MTN), 6.04%,
                                   06/17/02                               497,783
                       1,085,000   MBNA Corp. (FRN), 6.29%, 05/23/03    1,083,063
                         400,000   Midland Bank PLC (FRN), 6.19%,
                                   06/29/49(2)                            341,240
                         400,000   Okobank (FRN), 6.19%, 09/29/49(2)      395,000
                         400,000   Skandinavinska Enskilda (FRN)
                                   (MTN), 6.69%, 06/29/49(2)              402,899
                         500,000   Union Bank Of Norway (FRN),
                                   7.31%, 12/29/49(2)                     503,250
                                                                      -----------
                                                                        4,352,445
                                                                      -----------
Brokerage Services       800,000   Lehman Brothers Holdings, Inc.
--4.14%                            (FRN) (MTN), 6.29%, 03/17/07(2)        804,800
                         230,000   Salomon, Inc. (FRN) (MTN), 5.74%,
                                   04/05/99                               229,178
                                                                      -----------
                                                                        1,033,978
                                                                      -----------
Cable/Media--2.11%       500,000   CBS Corp. (MTN), 8.88%, 06/01/01       527,566
                                                                       ----------
Electric Utilities       300,000   Alabama Power Co., 9.00%,
--5.20%                            12/01/24(2)                            331,495
                         400,000   Arkansas Power & Light Co.,
                                   8.75%, 03/01/26(2)                     436,280
                         500,000   Long Island Lighting Co., 8.90%,
                                   07/15/19(2)                            532,499
                                                                      -----------
                                                                        1,300,274
                                                                      -----------
Finance--1.60%           400,000   Newcourt Credit Group (FRN)
                                   (MTN), 6.21%, 12/05/00                 398,500
                                                                      -----------
Industrial--3.55%        500,000   Cemex S.A., 10.75%, 07/15/00           532,700
                         250,000   RJR Nabisco, Inc., 8.30%,
                                   04/15/99                               253,516
                         100,000   RJR Nabisco, Inc., 8.00%,
                                   01/15/00                               101,455
                                                                      -----------
                                                                          887,671
                                                                      -----------
Sovereign--2.82%         760,000   Republic of Argentina (FRN),
                                   6.63%, 03/31/05(2)                     703,000
                                                                      -----------
                                   TOTAL CORPORATES                     9,203,434
                                                                      -----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998

                      PRINCIPAL
                     AMOUNT ($)                 ISSUES                   VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED--25.04%(3)
Non-Agency           $   129,106   Blackrock Capital Finance L.P.
Mortgage-Backed                    1997-R2 144A (FRN), 6.23%,
--16.09%                           12/25/35                            $  134,321
                          79,636   Citicorp Mortgage Securities,
                                   Inc. 1992-20 A4, 7.50%, 01/25/07        79,801
                         145,012   Collateralized Mortgage
                                   Obligation Trust 57D, 9.90%,
                                   02/01/19                               156,752
                       2,479,699   DLJ Mortgage Acceptance Corp.
                                   1994-Q8 (IO), 1.87%, 05/25/24          106,394
                         500,000   GE Capital Mortgage Services,
                                   Inc. 1994-6 A11, 6.50%, 04/25/24       466,075
                         300,000   Independent National Mortgage
                                   Corp. 1995-N A5, 7.50%, 10/25/25       305,757
                       9,233,441   Nomura Asset Securities Corp.
                                   1994-4A 2IO (IO), 1.23%, 09/25/24      275,849
                         200,000   Norwest Asset Securities Corp.
                                   1998-5 A7, 7.00%, 03/25/28             198,000
                         600,000   Norwest Asset Securities Corp.
                                   1998-5 A11, 6.90%, 03/25/28            591,030
                         163,955   Residential Funding Mortgage
                                   Securities I 1993-S42 A10, 8.30%,
                                   10/25/08                               166,773
                         706,018   Resolution Trust Corp. 1994-C1 F,
                                   8.00%, 06/25/26                        713,078
                         209,340   Resolution Trust Corp. 1995-2 B6
                                   (FRN), 6.67%, 05/25/29                 209,713
                         350,655   Ryland Mortgage Securities Corp.
                                   1991-18 4A, 14.00%, 11/25/31           377,393
                         150,000   Structured Asset Securities Corp.
                                   1995-3B 2A1, 6.50%, 01/28/24           144,723
                         365,110   Structured Mortgage Asset
                                   Residential Trust 1991-7 (IO),
                                   14.37%, 12/25/22                        94,929
                                                                      -----------
                                                                        4,020,588
                                                                      -----------
U.S. Agency              323,000   Fannie Mae 1992-200 MC, 7.50%,
Mortgage-Backed                    08/25/22                               322,735
--8.95%               13,933,000   Fannie Mae 1993-199 SD (IO),
                                   0.86%, 10/25/23                        391,378
                         388,000   Fannie Mae 1993-251 C, 6.50%,
                                   09/25/23                               384,415
                       3,000,000   Fannie Mae 1997-44 SB (IO),
                                   2.01%, 06/25/08                        239,010
                          95,942   Freddie Mac 1433 SE, 10.15%,
                                   11/15/22                               100,886
                       1,319,416   Freddie Mac 1164 O (IO), 6.28%,
                                   11/15/06                               186,198

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998

                      PRINCIPAL
                     AMOUNT ($)                 ISSUES                   VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
                     $   227,786   Freddie Mac 1552 Q, 13.75%,
                                   10/15/22                           $   251,041
                         350,000   Freddie Mac 1963 SB, 15.60%,
                                   06/15/27                               359,206
                                                                      -----------
                                                                        2,234,869
                                                                      -----------
                                   TOTAL MORTGAGE-BACKED                6,255,457
                                                                      -----------
U.S. TREASURY AND U.S. AGENCY
NOTES AND BONDS--27.15%
                         613,000   U.S. Treasury Notes, 6.50%,
                                   05/15/05                               640,203
                       1,300,000   U.S. Treasury Notes, 7.25%,
                                   05/15/16                             1,479,564
                       1,000,000   U.S. Treasury Bonds, 8.75%,
                                   05/15/17                             1,309,376
                         600,000   Fannie Mae, 0.00%, 10/09/19            158,726
                       1,200,000   U.S. Treasury Bonds, 8.50%,
                                   02/15/20                             1,558,501
                         100,000   U.S. Treasury Notes, 7.88%,
                                   02/15/21                               122,750
                       1,377,000   U.S. Treasury Notes, 6.75%,
                                   08/15/26                             1,514,701
                                                                      -----------
                                                                        6,783,821
                                                                      -----------
                                   TOTAL BONDS
                                   (Cost $22,147,911)                  22,242,712
                                                                      -----------
SHORT TERM INVESTMENTS--8.28%
Commercial Paper         950,000   Kellogg Co., 5.50%, 04/24/98           946,662
--8.28%                  325,000   Lockheed Martin Corp., 5.70%,
                                   04/23/98                               323,868
                         800,000   Lockheed Martin Corp., 5.72%,
                                   04/23/98                               797,203
                                                                      -----------
                                   TOTAL SHORT TERM INVESTMENTS
                                   (Cost $2,067,733)                    2,067,733
                                                                      -----------
                                   TOTAL INVESTMENTS--97.31%
                                   (Cost $24,215,644)(1)               24,310,445
                                   CASH AND OTHER ASSETS,
                                   LESS LIABILITIES--2.69%                672,572
                                                                      -----------
                                   NET ASSETS--100.00%                $24,983,017
                                                                      ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998

Notes:
(1) Cost for Federal income tax purposes is $24,215,644 and net unrealized appreciation consists of:

Gross unrealized appreciation    $183,186
Gross unrealized depreciation     (88,385)
                                 --------
    Net unrealized appreciation  $ 94,801
                                 ========

(2) Security is likely to have an effective maturity date less than the stated maturity date due to a call feature.
(3) Pass through securities backed by mortgage securities where principal payments are periodically received will likely have an effective maturity date shorter than the stated maturity date.

The following securities have been determined to be illiquid by the Fund's Board of Trustees:

                                             DATE OF                     % OF
               SECURITY                      PURCHASE          COST       TNA
               --------                      --------        --------    -----
DLJ Mortgage Acceptance Corp. 1994-Q8
  (IO), 1.87%, 05/25/24                      06/19/97        $120,254     0.43%
Nomura Asset Securities Corp. 1994-4A
  2IO (IO), 1.23%, 09/25/24                  08/06/97         322,774     1.10
Structured Mortgage Asset Residential
  Trust 1991-7 (IO), 14.37%, 12/25/22        06/25/97         118,016     0.38
                                                             --------      ---
                                                             $561,044     1.91%
                                                              =======      ===

(FRN): Floating rate note -- The rate disclosed is that in effect at March 31, 1998.
(IO): Interest only
(MTN): Medium term note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998

                       PRINCIPAL
                      AMOUNT ($)                ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS--68.63%
Asset-Backed          $    67,676   Contimortgage Home Equity Loan
Securities--2.80%                   Trust 1994-4 A6, 8.27%,
                                    12/15/24(2)                        $    70,677
                        1,100,000   Contimortgage Home Equity Loan
                                    Trust 1997-2 A5, 6.97%,
                                    10/15/13(2)                         1,121,274
                          568,953   First Alliance Mortgage Loan
                                    Trust 1996-2 A1, 7.23%,
                                    12/20/19(2)                           572,634
                          284,837   Olympic Automobile Receivables
                                    Trust 1994-B A2, 6.85%,
                                    06/15/01(2)                           286,309
                          200,000   UCFC Home Equity Loan 1994-B1
                                    A4, 7.45%, 06/10/11(2)                204,568
                        1,524,440   UCFC Home Equity Loan 1995-D1
                                    A2, 6.20%, 03/10/14(2)              1,528,526
                                                                     ------------
                                                                        3,783,988
                                                                     ------------
CORPORATES--27.47%
Banks--8.96%              675,000   Capital One Bank, 8.13%,
                                    03/01/00                              696,055
                          820,000   Capital One Bank, 7.35%,
                                    06/20/00                              835,883
                          300,000   Capital One Bank (FRN), 6.00%,
                                    08/10/98                              300,223
                        1,500,000   Den norske Bank ASA (FRN),
                                    5.94%, 11/29/49(2)                  1,252,875
                        1,000,000   Kansallis-Osake-Pankki (FRN),
                                    7.74%, 09/30/43(2)                  1,007,000
                        1,175,000   MBNA Corp. (FRN) (MTN), 6.01%,
                                    09/13/01                            1,170,947
                        1,500,000   MBNA Corp. (FRN) (MTN), 6.16%,
                                    09/09/02                            1,494,862
                          800,000   MBNA Corp. (MTN), 6.50%,
                                    09/15/00                              800,493
                        1,300,000   Midland Bank PLC (FRN), 6.19%,
                                    06/29/49(2)                         1,109,030
                        1,300,000   Okobank (FRN), 6.19%,
                                    09/29/49(2)                         1,283,750
                          150,000   Okobank (FRN), 7.24%,
                                    09/29/49(2)                           152,108
                        1,100,000   Skandinavinska Enskilda (FRN)
                                    (MTN), 6.69%, 06/29/49(2)           1,107,973
                          900,000   Swedbank Sparbanken Sverige AB,
                                    7.66%, 10/29/49(2)                    909,135
                                                                     ------------
                                                                       12,120,334
                                                                     ------------
Brokerage               3,000,000   Lehman Brothers Holdings, Inc.
Services--5.69%                     (FRN) (MTN), 6.23%, 01/30/02        3,005,520
                        2,300,000   Lehman Brothers Holdings, Inc.
                                    (FRN) (MTN), 6.29%, 03/17/07(2)     2,313,800
                          100,000   Salomon, Inc. (FRN) (MTN),
                                    6.14%, 12/01/98                        99,989
                          800,000   Salomon, Inc. (FRN) (MTN),
                                    5.64%, 02/11/99                       795,769

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998

                       PRINCIPAL
                      AMOUNT ($)                ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Brokerage Services     $1,000,000   Salomon, Inc. (FRN) (MTN),
(continued)                         5.64%, 02/15/99                    $  994,873
                          500,000   Salomon, Inc. (FRN) (MTN),
                                    5.47%, 05/20/99                       497,294
                                                                     ------------
                                                                        7,707,245
                                                                     ------------
Cable/Media--1.10%        100,000   CBS Corp. (MTN), 9.04%,
                                    06/01/98                              100,400
                          400,000   CBS Corp. (MTN), 8.96%,
                                    06/17/98                              402,108
                        1,000,000   TCI Communications, Inc. (FRN)
                                    (MTN), 5.95%, 09/11/00                994,205
                                                                     ------------
                                                                        1,496,713
                                                                     ------------
Electric Utilities        600,000   Arkansas Power & Light Co.,
--3.78%                             8.75%, 03/01/26(2)                    654,420
                          600,000   Cleveland Electric
                                    Illuminating Co.,
                                    9.25%, 07/29/99                       621,465
                        1,400,000   Long Island Lighting Co.,
                                    8.90%, 07/15/19(2)                  1,490,997
                          500,000   Long Island Lighting Co.,
                                    9.63%, 07/01/24(2)                    516,277
                        1,800,000   System Energy Resources, 7.80%,
                                    08/01/00                            1,837,350
                                                                     ------------
                                                                        5,120,509
                                                                     ------------
Finance--1.85%            100,000   American Bankers Insurance
                                    Group, Inc., 6.31%, 04/12/00          100,728
                          100,000   Heller Financial, Inc. (FRN)
                                    (MTN), 5.14%, 04/21/99                 99,675
                          500,000   Newcourt Credit Group, 5.85%,
                                    01/05/99                              499,102
                          500,000   Newcourt Credit Group, (MTN),
                                    6.21%, 12/05/00                       498,125
                        1,300,000   Taubman Realty Group, Ltd.
                                    (FRN) (MTN), 6.58%, 07/26/99        1,300,908
                                                                     ------------
                                                                        2,498,538
                                                                     ------------
Industrial--2.53%       2,150,000   Cemex S.A., 10.75%, 07/15/00        2,290,610
                        1,000,000   RJR Nabisco, Inc., 7.63%,
                                    09/01/00                            1,027,229
                          100,000   Valassis Inserts, Inc., 9.38%,
                                    03/15/99                              102,244
                                                                     ------------
                                                                        3,420,083
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998

                       PRINCIPAL
                      AMOUNT ($)                ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Sovereign--3.56%      $ 3,230,000   Republic of Argentina (FRN),
                                    6.63%, 03/31/05(2)                $ 2,987,750
                        1,750,000   Republic of Finland, 9.63%,
                                    04/01/28(2)                         1,825,443
                                                                     ------------
                                                                        4,813,193
                                                                     ------------
                                    TOTAL CORPORATES                   37,176,615
                                                                     ------------
MORTGAGE-BACKED--24.09%(3)
Non-Agency                516,423   Blackrock Capital Finance L.P.
Mortgage-Backed                     1997-R2 AP (FRN), 6.23%,
--15.15%                            12/25/35                              537,286
                          459,622   Capstead Securities Corp. IV
                                    1992-11 IB, 7.88%, 08/25/22           466,742
                          132,769   Citicorp Mortgage Securities,
                                    Inc. 1988-16 A1, 10.00%,
                                    11/25/18                              141,662
                           88,081   Citicorp Mortgage Securities,
                                    Inc.
                                    1990-D A1, 9.50%, 10/25/05             91,050
                          227,879   Citicorp Mortgage Securities,
                                    Inc. 1991-5 A (FRN), 6.22%,
                                    05/25/21                              155,314
                          796,357   Citicorp Mortgage Securities,
                                    Inc. 1992-20 A4, 7.50%,
                                    01/25/07                              798,006
                          253,150   Citicorp Mortgage Securities,
                                    Inc. 1994-3 A12, 9.00%,
                                    02/25/24                              258,767
                        3,743,299   CMC Securities Corp. II 1993-2G
                                    A2, 7.19%, 11/25/23                 3,761,970
                          391,643   Countrywide Funding Corp.
                                    1993-11 A12, 8.50%, 02/25/09          407,370
                          100,000   Countrywide Funding Corp.
                                    1994-7 A7, 6.50%, 03/25/24             95,490
                          448,520   DLJ Mortgage Acceptance Corp.
                                    1992-MF10 A1 (FRN), 7.66%,
                                    12/22/02                              448,521
                        1,446,981   DLJ Mortgage Acceptance Corp.
                                    1993-Q18 SC (FRN) (IO), 2.95%,
                                    01/25/24                               45,218
                       15,407,048   DLJ Mortgage Acceptance Corp.
                                    1994-Q8 IIS (IO), 1.87%,
                                    05/25/24                              659,514
                           66,826   Drexel Burnham Lambert CMO
                                    Trust H 3, 8.50%, 07/01/14             67,308
                          928,514   FDIC REMIC Trust 1994-C1 2A2,
                                    7.85%, 09/25/25                       937,697
                           81,032   GE Capital Mortgage Services,
                                    Inc. 1995-8 A3, 7.00%, 10/25/25        81,072
                          129,923   Guardian Savings & Loan
                                    Association 1988-2 A, 6.94%,
                                    09/25/18                              125,336
                          114,081   Guardian Savings & Loan
                                    Association 1988-5 A, 6.89%,
                                    12/25/18                              107,843

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998

                       PRINCIPAL
                      AMOUNT ($)                ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency            $   500,000   Independent National Mortgage
Mortgage-Backed                     Corp.
(continued)                         1995-N A5, 7.50%, 10/25/25        $   509,595
                        1,500,000   Norwest Asset Securities Corp.
                                    1998-5 A11, 6.90%, 03/25/28         1,477,575
                          900,000   Norwest Asset Securities Corp.
                                    1998-5 A7, 7.00%, 03/25/28            891,000
                          500,000   Residential Funding Mortgage
                                    Securities I 1993-S26 A9,
                                    7.50%, 07/25/23                       512,850
                          984,644   Resolution Trust Corp. 1992-C6
                                    B, 7.70%, 07/25/24                    982,183
                        1,129,629   Resolution Trust Corp. 1994-C1
                                    F, 8.00%, 06/25/26                  1,140,925
                        1,087,542   Ryland Acceptance Corp. IV 28
                                    1, 11.50%, 12/25/16                 1,185,676
                          445,126   Ryland Mortgage Securities
                                    Corp. 1993-3 2E, 6.71%,
                                    08/25/08                              446,795
                        1,436,049   Ryland Mortgage Securities
                                    Corp. III 1992-D 1A, 7.97%,
                                    09/25/22                            1,461,180
                        2,442,670   Sears Mortgage Securities
                                    1991-C A, 6.49%, 04/25/29           2,439,189
                          271,006   SLH Mortgage Trust 1990-1 G,
                                    9.60%, 03/25/21                       270,183
                                                                     ------------
                                                                       20,503,317
                                                                     ------------
U.S. Agency               162,048   Fannie Mae 1990-14 H, 7.95%,
Mortgage-Backed                     08/25/19                              164,796
--8.94%                   496,981   Fannie Mae 1992-150 H, 7.00%,
                                    07/25/19                              497,185
                        1,017,306   Fannie Mae 1993-33 ZA, 7.50%,
                                    09/25/21                            1,043,349
                        1,922,152   Fannie Mae 1993-121 SB, 9.36%,
                                    02/25/23                            1,931,163
                          176,000   Fannie Mae 1993-202 SJ, 9.00%,
                                    11/25/23                              176,072
                        1,639,000   Fannie Mae 1993-206 SD, 10.00%,
                                    11/25/23                            1,629,412
                          295,866   Fannie Mae 1994-2 SB, 10.00%,
                                    01/25/24                              313,572
                       15,000,000   Fannie Mae 1997-44 SB (IO),
                                    2.01%, 06/25/08                     1,195,050
                        1,319,416   Freddie Mac 1164 O (IO), 6.28%,
                                    11/15/06                              186,198
                          618,689   Freddie Mac 1290 H, 7.50%,
                                    06/15/21                              640,374
                          200,000   Freddie Mac 1634 SE, 8.80%,
                                    12/15/23                              200,626

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998

                       PRINCIPAL
                      AMOUNT ($)                ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
                       $  650,000   Freddie Mac 1963 SB, 15.60%,
                                    06/15/27                           $  667,098
                          460,749   Freddie Mac Gold 21 SG, 9.39%,
                                    10/25/23                              469,918
                          147,481   Freddie Mac Gold 41 ZB, 8.25%,
                                    04/25/24                              145,963
                           73,522   Government National Mortgage
                                    Association 1996-20 G, 7.50%,
                                    08/20/19                               74,724
                          462,733   Government National Mortgage
                                    Association Pool 2020, 8.50%,
                                    06/20/25                              484,690
                          415,564   Government National Mortgage
                                    Association Pool 2286, 8.50%,
                                    09/20/26                              435,563
                        1,764,001   Government National Mortgage
                                    Association Pool 2487, 8.50%,
                                    09/20/27                            1,846,415
                                                                     ------------
                                                                       12,102,168
                                                                     ------------
                                    TOTAL MORTGAGE-BACKED              32,605,485
                                                                     ------------
U.S. GOVERNMENTS--14.27%
U.S. Treasury           6,000,000   U.S. Treasury Notes, 5.00%,
Notes--14.27%                       01/31/99                            5,973,756
                        5,500,000   U.S. Treasury Notes, 8.00%,
                                    08/15/99                            5,673,597
                          650,000   U.S. Treasury Notes,
                                    6.50%, 05/15/05                       678,844
                        6,344,000   U.S. Treasury Notes, 6.75%,
                                    08/15/26                            6,978,406
                                                                     ------------
                                                                       19,304,603
                                                                     ------------
                                    TOTAL BONDS
                                    (Cost $92,552,497)                 92,870,691
                                                                     ------------
SHORT TERM INVESTMENTS--30.85%
Commercial              4,000,000   Centric Capital Corp., 5.54%,
Paper--30.85%                       04/20/98                            3,988,305
                        1,350,000   Cox Communications, Inc.,
                                    5.69%, 04/01/98                     1,350,000
                        1,000,000   Cummins Engine, Inc., 5.68%,
                                    04/24/98                              996,371
                        5,100,000   E.I. dupont de Nemours & Co.,
                                    5.52%, 04/16/98                     5,088,270
                        5,400,000   Ford Motor Credit Co., 5.53%,
                                    04/21/98                            5,383,410
                        5,400,000   General Electric Co., 5.54%,
                                    04/22/98                            5,382,549

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998

                       PRINCIPAL
                      AMOUNT ($)                ISSUES                  VALUE
---------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (CONTINUED)
Commercial Paper       $5,250,000   IBM Credit Corp.,
(continued)                         5.55%, 04/02/98                  $  5,249,191
                        4,300,000   Kellogg Co.,
                                    5.50%, 04/24/98                     4,284,890
                        2,100,000   Levi Strauss & Co., 5.85%,
                                    04/23/98                            2,092,493
                        3,400,000   Llama Retail Funding L.P.,
                                    5.60%, 04/23/98                     3,388,364
                          450,000   Lockheed Martin Corp.,
                                    5.70%, 04/23/98                       448,433
                        4,100,000   Lockheed Martin Corp., 5.73%,
                                    04/23/98                            4,085,643
                                                                     ------------
                                    TOTAL SHORT TERM INVESTMENTS
                                    (Cost $41,737,919)                 41,737,919
                                                                     ------------
                                    TOTAL INVESTMENTS--99.48%
                                    (Cost $134,290,416)(1)            134,608,610
                                    CASH AND OTHER ASSETS,
                                    LESS LIABILITIES--0.52%               704,385
                                                                     ------------
                                    NET ASSETS--100.00%              $135,312,995
                                                                     ============

Notes:
(1) Cost for Federal income tax purposes is $134,290,416 and net unrealized appreciation consists of:

Gross unrealized appreciation    $ 476,803
Gross unrealized depreciation     (158,609)
                                 ---------
    Net unrealized appreciation  $ 318,194
                                 =========

(2) Security is likely to have an effective maturity date less than the stated maturity date due to a call feature.
(3) Pass through securities backed by mortgage securities where principal payments are periodically received will likely have an effective maturity date shorter than the stated maturity date.

The following securities have been determined to be illiquid by the Fund's Board of Trustees:

             SECURITY               DATE OF PURCHASE      COST      % OF TNA
             --------               ----------------    --------    --------
DLJ Mortgage Acceptance Corp.
  1993-Q18 SC (FRN) (IO), 2.95%,
  01/25/24                              09/30/97        $ 53,526      0.03%
DLJ Mortgage Acceptance Corp.
  1994-Q8 IIS (IO), 1.87%,
  05/25/24                              06/19/97         675,018      0.49
                                                        --------      ----
                                                        $728,544      0.52%
                                                        ========      ====

(FRN): Floating rate note -- The rate disclosed is that in effect at March 31, 1998.
(IO): Interest only
(MTN): Medium term note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1998

                                                     TOTAL
                                                     RETURN       LOW DURATION
                                                   BOND FUND       BOND FUND
                                                  ------------    ------------
ASSETS:
  Investments, at value (Cost $24,215,644 and
    $134,290,416, respectively) (Note 2)          $24,310,445     $134,608,610
  Cash and cash equivalents (Note 2)                  104,757                0
  Dividends and interest receivable                   261,560          867,411
  Receivable for securities sold                      968,870        5,703,015
  Deferred unamortized organizational costs
    (Note 2)                                           30,301           30,301
  Due from Adviser (Note 4)                             5,230                0
  Other assets                                            319              319
                                                  -----------     ------------
        Total assets                               25,681,482      141,209,656
                                                  -----------     ------------
LIABILITIES:
  Payable for securities purchased                    653,366        2,554,332
  Payable to custodian                                      0        3,266,726
  Due to Adviser                                            0            4,686
  Accrued expenses                                     22,103           62,156
  Distributions Payable                                22,996            8,760
                                                  -----------     ------------
        Total liabilities                             698,465        5,896,660
                                                  -----------     ------------
        Net assets                                $24,983,017     $135,312,995
                                                  ===========     ============
NET ASSETS CONSIST OF:
  Common stock, unlimited shares authorized,
    $0.01 par value, 2,381,576 and 13,289,111
    shares outstanding, respectively              $24,662,150     $134,791,962
  Accumulated undistributed net realized gain on
    investments                                       226,066          202,839
  Net unrealized appreciation on investments           94,801          318,194
                                                  -----------     ------------
                                                  $24,983,017     $135,312,995
                                                  ===========     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE                                             $10.49          $10.18
                                                       ======           ======

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED MARCH 31, 1998

                                                     TOTAL
                                                     RETURN       LOW DURATION
                                                   BOND FUND       BOND FUND
                                                  ------------    ------------
INVESTMENT INCOME:
  Interest                                         $1,086,045      $4,347,279
                                                   ----------      ----------
EXPENSES:
  Investment advisory fees (Note 5)                    74,072         285,202
  Transfer agent fees                                  20,552          23,536
  Administration fees                                  48,576          52,311
  Registration and filing fees                         30,316          67,674
  Reports to shareholders                               4,005           7,670
  Custodian fees                                       12,551          25,180
  Accounting services                                  23,837          35,108
  Pricing fees                                          2,501           4,159
  Legal fees                                           14,804          14,984
  Insurance expenses                                    9,408           9,408
  Trustees' fees and expenses                           8,625           8,625
  Auditing and tax consulting fees                     10,000          10,000
  Amortization of organizational costs (Note 2)         7,301           7,301
  Miscellaneous expenses                                2,470           3,178
                                                   ----------      ----------
        Total operating expenses                      269,018         554,336
                                                   ----------      ----------
  Expenses waived and reimbursed (Note 5)            (181,479)       (209,717)
                                                   ----------      ----------
        Net expenses                                   87,539         344,619
                                                   ----------      ----------
        Net investment income                         998,506       4,002,660
                                                   ----------      ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                    398,295         306,941
  Net change in unrealized appreciation on
    investments                                        94,801         318,194
                                                   ----------      ----------
  Net realized and unrealized gain on
    investments                                       493,096         625,135
                                                   ----------      ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS         $1,491,602      $4,627,795
                                                   ==========      ==========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEAR ENDED MARCH 31, 1998

                                                TOTAL RETURN    LOW DURATION
                                                 BOND FUND       BOND FUND
                                                ------------    ------------
OPERATIONS:
  Net investment income                         $   998,506     $  4,002,660
  Net realized gain on investments                  398,295          306,941
  Net change in unrealized appreciation on
    investments                                      94,801          318,194
                                                -----------     ------------
  Net increase in net assets resulting from
    operations                                    1,491,602        4,627,795
                                                -----------     ------------
DISTRIBUTIONS:
  Dividends to shareholders from net
    investment income                              (998,506)      (4,002,660)
  Distributions to shareholders from net
    realized gains on investments                  (172,229)        (104,102)
                                                -----------     ------------
  Net decrease in net assets resulting from
    distributions                                (1,170,735)      (4,106,762)
                                                -----------     ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                   26,106,354      163,923,693
  Shares issued in reinvestment of
    dividends and distributions                     947,050        4,018,103
  Cost of shares redeemed                        (2,441,254)     (33,199,834)
                                                -----------     ------------
  Net increase in net assets resulting from
    capital share transactions                   24,612,150      134,741,962
                                                -----------     ------------
  Net increase in net assets                     24,933,017      135,262,995
  Net assets at beginning of year                    50,000           50,000
                                                -----------     ------------
  Net assets at end of year                     $24,983,017     $135,312,995
                                                ===========     ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS
                       FOR THE YEAR ENDED MARCH 31, 1998

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                      TOTAL            LOW
                                                      RETURN         DURATION
                                                    BOND FUND       BOND FUND
                                                   ------------    ------------
Net Asset Value, Beginning of Year                      $10.00         $10.00
                                                    --------          -------
Income from Investment Operations:
  Net investment income                                 0.73             0.65
  Net realized and unrealized gain on investments       0.60             0.19
                                                    --------          -------
  Total from Investment Operations                      1.33             0.84
                                                    --------          -------
Less Distributions:
  Dividends from net investment income                 (0.73)           (0.65)
  Distributions from net capital gains on
    investments                                        (0.11)           (0.01)
                                                    --------          -------
  Total Distributions                                  (0.84)           (0.66)
                                                    --------          -------
Net Asset Value, End of Year                          $10.49             $10.18
                                                    ========          =======
Total Return                                           13.71%            8.71%
Ratios/Supplemental Data:
  Net Assets, end of year (in thousands)             $24,983         $135,313
  Ratio of Expenses to Average Net Assets
    Before expense reimbursement                        1.99%            0.93%
    After expense reimbursement                         0.65%            0.58%
  Ratio of Net Income to Average Net Assets
    Before expense reimbursement                        6.05%            6.37%
    After expense reimbursement                         7.39%            6.72%
  Portfolio Turnover Rate                                235%             102%

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1998

1. SUMMARY OF ORGANIZATION

  The Metropolitan West Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust on December 9, 1996 under the Investment Company Act of 1940, as amended. The Trust currently consists of three separate diversified portfolios (each a "Fund" and collectively, the "Funds"): Metropolitan West Total Return Bond Fund (the "Total Return Bond Fund"), Metropolitan West Low Duration Bond Fund (the "Low Duration Bond Fund") and the Metropolitan West Short-Term Investment Fund (the "Short-Term Investment Fund"). The Total Return Bond Fund and Low Duration Bond Fund commenced investments operations on March 31, 1997. The Short-Term Investment Fund was not operational at March 31, 1998.

  The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The dollar-weighted average maturity will exceed its portfolio duration.

  The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. Capital appreciation is a secondary consideration of the Fund. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years. The dollar-weighted average maturity for this Fund will exceed its portfolio duration.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Funds.

  SECURITY VALUATION:
  Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

--------------------------------------------------------------------------------

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in-first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

  PAYABLE TO CUSTODIAN:
  The amount payable to custodian represents an amount due for an unsettled trade that was cleared April 1, 1998.

  ORGANIZATION COSTS:
  Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations.

  DISTRIBUTIONS TO SHAREHOLDERS:
  Each Fund expects to declare dividends daily and pay them monthly to shareholders. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

  FEDERAL INCOME TAXES:
  The Funds have elected and qualified to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund is taxed as a separate entity under Subchapter M and must qualify on a separate basis. If so qualified, each Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any fiscal year which it distributes to its shareholders provided that at least 90% of its net investment income earned in the fiscal year is distributed. All dividends from net investment income together with distributions of short-term capital gains will be taxable as ordinary income to the shareholders even though paid in additional shares. Any net capital gains ("capital gains distributions") distributed to shareholders are taxable as mid-term or long-term capital gains to the shareholders regardless of the length of time a shareholder has owned his shares. The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

  CASH AND CASH EQUIVALENTS:
  The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

  USE OF ESTIMATES:
  In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

--------------------------------------------------------------------------------
  statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. PORTFOLIO INVESTMENTS

  The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

  Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

  The Funds may also invest in Collateralized Mortgage Obligations (CMOs). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit ("REMIC"). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

--------------------------------------------------------------------------------

  The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). During the year ended March 31, 1998, certain interest only securities were purchased as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund's limit on illiquid securities.

4. SECURITIES TRANSACTIONS
  PURCHASES AND SALES:
  Investment transactions for the year ended March 31, 1998, excluding temporary short-term investments, were as follows:

                                                       PROCEEDS FROM
                                        PURCHASES          SALES
                                       ------------    -------------
Total Return Bond Fund                 $ 51,480,358     $28,402,208
Low Duration Bond Fund                  118,219,140      48,503,020

5. INVESTMENT ADVISORY SERVICES

  Under the Investment Advisory Agreement relating to the Funds, Metropolitan West Asset Management, LLC (the "Adviser"), a registered investment adviser, provides the Funds with investment management services. As compensation for these services, the Adviser charges the Total Return Bond Fund and the Low Duration Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.55% and 0.48%, respectively, of each Fund's average daily net assets. Certain officers and trustees of the Funds are also officers and directors of the Adviser. All officers serve without direct compensation from

--------------------------------------------------------------------------------
  the Funds. Investment advisory fees and other transactions with affiliates, for the year ended March 31, 1998, were as follows:

                                                                  ADVISORY FEES
                                                                   REDUCED AND
                          INVESTMENT   VOLUNTARY    CONTRACTUAL     EXPENSES
                           ADVISORY     EXPENSE      ADVISORY      REIMBURSED     DUE FROM
                           FEE RATE    LIMITATION      FEES        BY ADVISER     ADVISER
                          ----------   ----------   -----------   -------------   --------
   Total Return Bond
     Fund                    0.55%        0.65%      $ 74,072       $181,479       $5,230
   Low Duration Bond
     Fund                    0.48         0.58        285,202        209,717            0

  The Adviser may recover advisory fees reduced and expenses reimbursed to the Funds within the three years following such reduction or reimbursement if operating expenses (before reduction and reimbursement) are less than the applicable expense limitation.

6. CAPITAL SHARE TRANSACTIONS:

  Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

                             TOTAL RETURN BOND FUND   LOW DURATION BOND FUND
                             ----------------------   ----------------------
                               FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                 MARCH 31, 1998           MARCH 31, 1998
                             ----------------------   ----------------------
Increase in Fund shares:
  Shares outstanding at
    beginning of year                  5,000                     5,000
  Shares sold                      2,520,599                16,152,929
  Shares issued through
    reinvestment of
    dividends                         90,346                   395,250
  Shares redeemed                   (234,369)               (3,264,068)
                                   ---------                ----------
Net increase in Fund shares        2,376,576                13,284,111
                                   ---------                ----------
Shares outstanding at end
  of year                          2,381,576                13,289,111
                                   =========                ==========

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

                            METROPOLITAN WEST FUNDS
                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of the Metropolitan West Funds:

We have audited the accompanying statements of assets and liabilities of the Metropolitan West Total Return Bond Fund and the Metropolitan West Low Duration Bond Fund (the "Funds"), including the schedules of portfolio investments, as of March 31, 1998 and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Metropolitan West Total Return Bond Fund and the Metropolitan West Low Duration Bond Fund at March 31, 1998 and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Los Angeles, California
May 13, 1998

--------------------------------------------------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                               BOARD OF TRUSTEES
                              Scott B. Dubchansky
                                Keith T. Holmes
                             Martin Luther King III
                                James M. Lippman
                              Daniel D. Villanueva

                                    OFFICERS
                              Scott B. Dubchansky
                      Chairman of the Board, President and
                          Principal Executive Officer

                             Richard H. Schweitzer
             Treasurer, Principal Accounting and Financial Officer

                                 Lara Mulpagano
                       Secretary and Assistant Treasurer

                 ADVISER:                                    AUDITORS:
  Metropolitan West Asset Management, LLC              Deloitte & Touche LLP
   10880 Wilshire Boulevard, Suite 2020         1000 Wilshire Boulevard, Suite 1500
           Los Angeles, CA 90024                       Los Angeles, CA 90017
                CUSTODIAN:                                 DISTRIBUTOR:
           The Bank of New York                      FPS Broker Services, Inc.
              48 Wall Street                    3200 Horizon Drive, P.O. Box 61503
            New York, NY 10286                       King of Prussia, PA 19406
              TRANSFER AGENT:                             LEGAL COUNSEL:
 First Data Investor Services Group, Inc.      Paul, Hastings, Janofsky & Walker LLP
    3200 Horizon Drive, P.O. Box 61503           345 California Street, 29th Floor
         King of Prussia, PA 19406                    San Francisco, CA 94104

                                [MetWstLg Logo]
                                [MetWstLg Logo]

                      For Additional Information about the
                         Metropolitan West Funds call:
                               (310) 446-7727 or
                           (800) 241-4671 (toll-free)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.